Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets Parenthetical
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	25,854,548	25,392,269
Common stock, shares outstanding	25,854,548	25,392,269